Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Accrued Expenses and Other Current Liabilities

Note 8. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31 (in thousands):

	2020	2019
Employee compensation	$5,968	$2,208
Customer deposits	1,171	1,171
Accrued warranty liability	646	876
Non-income tax	3,695	1,646
Professional fees	5,432	484
Vendor settlements	2,975	—
Other	1,921	566
Total other current liabilities	$21,808	$6,951

Warranty expense activity for the years ended December 31 is as follows (in thousands):

	2020	2019
Balance, beginning of period	$876	$133
Warranty provision charged to operations	2,498	2,203
Warranty claims	(1,548)	(1,460)
Balance, end of period	$1,826	$876

The Company classifies its accrued warranty liability based on the timing of expected warranty activity. The future costs of expected activity greater than one year is recorded within other non-current liabilities on the consolidated balance sheet.